Income taxes	12 Months Ended
Jun. 12, 2012
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(114,569)	¥(278,229)	¥(177,852)	$(2,164)
Foreign subsidiaries	406,037	841,519	610,725	7,431

	¥291,468	¥563,290	¥432,873	$5,267

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Current income tax expense:
Parent company and domestic subsidiaries	¥65,971	¥85,290	¥111,363	$1,355
Foreign subsidiaries	1,156	141,821	144,514	1,758

Total current	67,127	227,111	255,877	3,113

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(126,716)	(44,268)	(57,940)	(705)
Foreign subsidiaries	152,253	129,978	64,335	783

Total deferred	25,537	85,710	6,395	78

Total provision	¥92,664	¥312,821	¥262,272	$3,191

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2% for the years ended March 31, 2010, 2011 and 2012. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2010	2011	2012
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.9	2.2	1.7
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.4	4.8	4.7
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(0.6)	12.6	9.2
Valuation allowance	11.2	8.1	14.9
Tax credits	(11.8)	(2.6)	(1.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(10.7)	(9.3)	(9.6)
Unrecognized tax benefits adjustments	2.3	(0.6)	2.5
Other	(5.1)	0.1	(1.2)

Effective income tax rate	31.8%	55.5%	60.6%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Accrued pension and severance costs	¥226,093	¥236,978	$2,883
Accrued expenses and liabilities for quality assurances	395,513	369,985	4,502
Other accrued employees’ compensation	103,020	106,265	1,293
Operating loss carryforwards for tax purposes	296,731	337,992	4,112
Tax credit carryforwards	127,289	108,426	1,319
Property, plant and equipment and other assets	176,229	147,906	1,800
Other	277,449	296,934	3,613

Gross deferred tax assets	1,602,324	1,604,486	19,522
Less - Valuation allowance	(280,685)	(309,268)	(3,763)

Total deferred tax assets	1,321,639	1,295,218	15,759

Deferred tax liabilities
Unrealized gains on securities	(146,874)	(210,475)	(2,561)
Undistributed earnings of foreign subsidiaries	(26,783)	(27,581)	(336)
Undistributed earnings of affiliates accounted for by the equity method	(578,756)	(504,776)	(6,141)
Basis difference of acquired assets	(38,351)	(34,120)	(415)
Lease transactions	(556,349)	(576,809)	(7,018)
Other	(74,839)	(54,749)	(666)

Gross deferred tax liabilities	(1,421,952)	(1,408,510)	(17,137)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Deferred tax assets
Deferred income taxes (Current assets)	¥605,884	¥718,687	$8,744
Investments and other assets - Other	118,849	91,857	1,118
Deferred tax liabilities
Other current liabilities	(14,919)	(14,953)	(182)
Deferred income taxes (Long-term liabilities)	(810,127)	(908,883)	(11,058)

Net deferred tax liability	¥(100,313)	¥(113,292)	$(1,378)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

As of March 31, 2012, the parent company and its national tax filing group in Japan are in a cumulative pre-tax loss position in recent years. Meanwhile, Toyota has concluded that there is sufficient positive evidence to overcome the negative evidence of this cumulative pre-tax loss as operating results from the parent company and its national tax filing group in Japan recovered in the second half of this fiscal year as a results of increased production volume, vehicle unit sales and cost reduction from the first half of the fiscal year. Other positive evidence considered includes future forecasted taxable income in the fiscal year 2013 and beyond and effective tax planning strategies, inclusive of sales of appreciated assets. This forecasted taxable income is expected to be generated mainly from an increase in worldwide automotive industry demand and continuous cost reduction efforts and is anticipated to be sufficient, over a number of years, to realize the deferred tax assets prior to expiration of operating loss carryforwards in 2021.

If the sufficient taxable income for the fiscal year 2013 or future years is not achieved due to the factors which cannot be anticipated such as high competition and volatility of worldwide automotive market, steep strengthening of Japanese yen and increase in prices for raw materials, or if tax planning strategies are no longer viable, it could affect the realization of deferred tax assets of the parent company and its national tax filing group in Japan.

Operating loss carryforwards for tax purposes as of March 31, 2012 in Japan and foreign countries were ¥496,104 million ($6,036 million) and ¥643,190 million ($7,826 million), respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2013 to 2021 and expire in years 2013 to 2031, respectively. Tax credit carryforwards as of March 31, 2012 in Japan and foreign countries were ¥99,423 million ($1,210 million) and ¥9,003 million ($110 million), respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2013 to 2015 and expire in years 2014 to 2023, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Valuation allowance at beginning of year	¥208,627	¥239,269	¥280,685	$3,415
Additions	46,704	55,791	96,754	1,177
Deductions	(14,066)	(10,077)	(65,566)	(798)
Other	(1,996)	(4,298)	(2,605)	(31)

Valuation allowance at end of year	¥239,269	¥280,685	¥309,268	$3,763

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2010, 2011 and 2012.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,690,416 million ($32,734 million) as of March 31, 2012. Toyota estimates an additional tax provision of ¥96,320 million ($1,172 million) would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Balance at beginning of year	¥46,803	¥23,965	¥15,453	$188
Additions based on tax positions related to the current year	2,702	213	4,187	51
Additions for tax positions of prior years	6,750	12,564	10,801	131
Reductions for tax positions of prior years	(2,802)	(16,133)	(363)	(4)
Reductions for tax positions related to lapse of statute of limitations	(106)	—	—	—
Reductions for settlements	(27,409)	(2,794)	(12,820)	(156)
Other	(1,973)	(2,362)	(357)	(4)

Balance at end of year	¥23,965	¥15,453	¥16,901	$206

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2010, 2011 and 2012, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2010, 2011 and 2012, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2005 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.